INCOME TAXES - Federal and state tax credits (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Federal and state tax credits	$ 800,000	$ 179,000	$ 284,000